Stockholders' Equity- Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 29, 2022	Jun. 01, 2022	Dec. 31, 2020
Stockholders Equity Note [Line Items]
Authorized share capital				$ 50,000	$ 50,000
Minimum reserve percentage of after tax profit	10.00%
Stock holders equity statutory reserves	$ 8,337	$ 51,591	$ 72,300
Restricted paid in capital and statutory reserve	$ 2,984,735	$ 3,371,196
Common Class A [Member]
Stockholders Equity Note [Line Items]
Common stock shares authorized	400,000,000	400,000,000
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares issued	10,440,000	10,440,000
Common stock shares outstanding	10,440,000	10,440,000
Common Class B [Member]
Stockholders Equity Note [Line Items]
Common stock shares authorized	100,000,000	100,000,000
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares issued	4,560,000	4,560,000
Common stock shares outstanding	4,560,000	4,560,000
Common Stock [Member]
Stockholders Equity Note [Line Items]
Common stock shares authorized				500,000,000	500,000,000
Common stock, par or stated value per share				$ 0.0001	$ 0.0001
Common stock shares issued					1
Common stock shares outstanding					1
Common Stock [Member] | Common Class A [Member]
Stockholders Equity Note [Line Items]
Common stock shares authorized				400,000,000
Common stock, par or stated value per share				$ 0.0001
Common stock shares outstanding	10,440,000	10,440,000	10,440,000			10,440,000
Common Stock [Member] | Common Class B [Member]
Stockholders Equity Note [Line Items]
Common stock shares authorized				100,000,000
Common stock, par or stated value per share				$ 0.0001
Common stock shares outstanding	4,560,000	4,560,000	4,560,000			4,560,000